Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Financial Instruments and Risk Management
23.	FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

23.1	Financial risk factors

The Company is exposed to changes in financial market conditions in the normal course of business due to its operations in different foreign currencies and its ongoing investing and financing activities. The Company’s activities expose it to a variety of financial risks: market risk (including foreign exchange risk, fair value interest rate risk, cash flow interest rate risk and price risk), credit risk and liquidity risk. The Company’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company’s financial performance. The Company uses derivative financial instruments to hedge certain risk exposures.

Risk management is carried out by a central treasury department (Corporate Treasury). Simultaneously, a Treasury Committee, chaired by the CFO, steers treasury activities and ensures compliance with corporate policies. Treasury activities are thus regulated by the Company’s policies, which define procedures, objectives and controls. The policies focus on the management of financial risk in terms of exposure to market risk, credit risk and liquidity risk. Treasury controls are subject to internal audits. Most treasury activities are centralized, with any local treasury activities subject to oversight from head treasury office. Corporate Treasury identifies, evaluates and hedges financial risks in close cooperation with the Company’s operating units. It provides written principles for overall risk management, as well as written policies covering specific areas, such as foreign exchange risk, interest rate risk, price risk, credit risk, use of derivative financial instruments, and investments of excess liquidity. The majority of cash and cash equivalents is held in U.S. dollars and Euros and is placed with financial institutions rated at least a single “A” long-term rating from two of the major rating agencies, meaning at least A3 from Moody’s Investor Service and A- from Standard & Poor’s and Fitch Ratings, or better. These ratings are closely and continuously monitored in order to manage exposure to the counterparty’s risk. Hedging transactions are performed only to hedge exposures deriving from operating, investing and financing activities conducted in the normal course of business.

Market risk

Foreign exchange risk

The Company conducts its business on a global basis in various major international currencies. As a result, the Company is exposed to adverse movements in foreign currency exchange rates, primarily with respect to the Euro. Foreign exchange risk mainly arises from recognized assets and liabilities at the Company’s subsidiaries and future commercial transactions.

Management has set up a policy to require the Company’s subsidiaries to hedge their entire foreign exchange risk exposure with the Company through financial instruments transacted or overseen by Corporate Treasury. To manage their foreign exchange risk arising from foreign-currency-denominated assets and liabilities, subsidiaries use forward contracts and purchased currency options. Foreign exchange risk arises when recognized assets and liabilities are denominated in a currency that is not the entity’s functional currency. These instruments do not qualify as hedging instruments for accounting purposes. Forward contracts and currency options, including collars, are also used by the Company to reduce its exposure to U.S. dollar fluctuations in Euro-denominated forecasted intercompany transactions that cover a large part of its research and development, selling, general and administrative expenses as well as a portion of its front-end manufacturing costs of semi-finished goods. The Company also hedges through the use of currency forward contracts certain Singapore dollar-denominated manufacturing forecasted transactions. The derivative instruments used to hedge these forecasted transactions meet the criteria for designation as cash flow hedge. The hedged forecasted transactions have a high probability of occurring for hedge accounting purposes.

It is the Company’s policy to have the foreign exchange exposures in all the currencies hedged month by month against the monthly standard rate. At each month end, the forecasted flows for the coming month are hedged together with the fixing of the new standard rate. For this reason the hedging transactions will have an exchange rate very close to the standard rate at which the forecasted flows will be recorded on the following month. As such, the foreign exchange exposure of the Company, which consists in the balance sheet positions and other contractually agreed transactions, is always equivalent to zero and any movement in the foreign exchange rates will not therefore influence the exchange effect on items of the consolidated statement of income. Any discrepancy from the forecasted values and the actual results is constantly monitored and prompt actions are taken, if needed.

Derivative Instruments Not Designated as a Hedge

As described above, the Company enters into foreign currency forward contracts and currency options to reduce its exposure to changes in exchange rates and the associated risk arising from the denomination of certain assets and liabilities in foreign currencies in the Company’s subsidiaries. These include receivables from international sales by various subsidiaries, payables for foreign currency-denominated purchases and certain other assets and liabilities arising from intercompany transactions.

The notional amount of these financial instruments totaled $286 million, $319 million and $817 million at December 31, 2014, 2013 and 2012, respectively. The principal currencies covered are the Singapore dollar, the Swiss franc, the China Yuan Renminbi, the Indian rupee, the Euro, the Malaysian Ringgit and the Japanese yen.

The risk of loss associated with forward contracts is equal to the exchange rate differential from the time the contract is entered into until the time it is settled. The risk of loss associated with purchased currency options is equal to the premium paid when the option is not exercised.

Foreign currency forward contracts and currency options not designated as cash flow hedge outstanding as of December 31, 2014 have remaining terms of 2 days to 11 months, maturing on average after 37 days.

Derivative Instruments Designated as a Hedge

To further reduce its exposure to U.S. dollar exchange rate fluctuations, the Company hedges through the use of currency forward contracts and currency options, including collars, certain Euro-denominated forecasted intercompany transactions that cover at year-end a large part of its research and development, selling, general and administrative expenses, as well as a portion of its front-end manufacturing costs of semi-finished goods. The Company also hedges through the use of currency forward contracts certain manufacturing transactions denominated in Singapore dollars.

The principles regulating the hedging strategy for derivatives designated as cash flow hedge are established as follows: (i) for R&D and corporate costs, up to 80% of the total forecasted transactions; (ii) for manufacturing costs, up to 70% of the total forecasted transactions. In order to follow a dynamic hedge strategy, the Company may change the percentage of the designated hedged item within the limit of 100% of the forecasted transaction. The maximum length of time over which the Company could hedge its exposure to the variability of cash flows for forecasted transactions is 24 months.

For the year ended December 31, 2014, the Company recorded an increase in cost of sales of $1 million and an increase in operating expenses of $1 million, related to the realized losses incurred on such hedged transactions. For the year ended December 31, 2013, the Company recorded a decrease in cost of sales and operating expenses of $16 million and $17 million, respectively, related to the realized gain incurred on such hedged transactions. For the year ended December 31, 2012 the Company recorded an increase in cost of sales and operating expenses of $39 million and $32 million, respectively, related to the realized loss incurred on such hedged transactions. No significant ineffective portion of the hedge was recorded on the line “Other income and expenses, net” of the consolidated statements of income for the years ended December 31, 2014, 2013 and 2012.

The notional amount of foreign currency forward contracts and currency options, including collars, designated as cash flow hedge totaled $1,386 million, $1,702 million and $1,552 million at December 31, 2014, 2013 and 2012, respectively. The forecasted transactions hedged at December 31, 2014 were determined to have a high probability of occurring.

As of December 31, 2014, $76 million of deferred losses on derivative instruments included in “Accumulated other comprehensive income (loss)” were expected to be reclassified as earnings during the next 12 months based on the monthly forecasted research and development expenses, corporate costs and semi-finished manufacturing costs. No amount was reclassified as “Other income and expenses, net” into the consolidated statement of income from “Accumulated other comprehensive income (loss)” in the consolidated statement of equity. Foreign currency forward contracts, currency options and collars designated as cash flow hedge outstanding as of December 31, 2014 have remaining terms of 5 days to 12 months, maturing on average after 115 days.

As at December 31, 2014, the Company had the following outstanding derivative instruments that were entered into to hedge Euro-denominated and Singapore dollar-denominated forecasted transactions:

In millions of Euros	Notional amount for hedge on forecasted R&D and other operating expenses	Notional amount for hedge on forecasted manufacturing costs
Forward contracts	211	294
Currency options	—	—
Currency collars	221	331

In millions of Singapore dollars	Notional amount for hedge on forecasted R&D and other operating expenses	Notional amount for hedge on forecasted manufacturing costs
Forward contracts	—	136

Cash flow and fair value interest rate risk

The Company’s interest rate risk arises from long-term borrowings. Borrowings issued at variable rates expose the Company to cash flow interest rate risk. Borrowings issued at fixed rates expose the Company to fair value interest rate risk.

The Company analyses its interest rate exposure on a dynamic basis. Various scenarios are simulated taking into consideration refinancing, renewal of existing positions, alternative financing and hedging. The Company invests primarily on a short-term basis and as such the Company’s liquidity is invested in floating interest rate instruments. As a consequence the Company is exposed to interest rate risk due to potential mismatch between the return on its short term floating interest rate investments and the portion of its long term debt issued at fixed rate.

Price risk

As part of its ongoing investing activities, the Company may be exposed to equity security price risk for investments in public entities. In order to hedge the exposure to this market risk, the Company may enter into certain derivative hedging transactions.

Information on fair value of derivative instruments and their location in the consolidated balance sheets as at December 31, 2014 and December 31, 2013 is presented in the table below:

	As at December 31, 2014		As at December 31, 2013
Asset Derivatives	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives designated as a hedge:
Foreign exchange forward contracts	Other current assets	—	Other current assets	26
Currency collars	Other current assets	—	Other current assets	10
Currency options	Other current assets	—	Other current assets	5

Total derivatives designated as a hedge		—		41

Derivatives not designated as a hedge:
Foreign exchange forward contracts	Other current assets	1	Other current assets	2

Total derivatives not designated as a hedge:		1		2

Total Derivatives		1		43

	As at December 31, 2014		As at December 31, 2013
Liability Derivatives	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives designated as a hedge:
Foreign exchange forward contracts	Other payables and accrued liabilities	(43)	Other payables and accrued liabilities	(1)
Currency collars	Other payables and accrued liabilities	(28)	Other payables and accrued liabilities	(2)

Total derivatives designated as a hedge		(71)		(3)

Derivatives not designated as a hedge:
Foreign exchange forward contracts	Other payables and accrued liabilities	(2)	Other payables and accrued liabilities	(1)

Total derivatives not designated as a hedge:		(2)		(1)

Total Derivatives		(73)		(4)

The effect on the consolidated statements of income for the year ended December 31, 2014 and December 31, 2013 and on the “Accumulated other comprehensive income (loss)” (“AOCI”) as reported in the statements of equity as at December 31, 2014 and December 31, 2013 of derivative instruments designated as cash flow hedge is presented in the table below:

	Gain (loss) deferred in OCI on derivative		Location of gain (loss) reclassified from OCI into earnings	Gain (loss) reclassified from OCI into earnings
	December 31, 2014	December 31, 2013		December 31, 2014	December 31, 2013
Foreign exchange forward contracts	(30)	14	Cost of sales	2	13
Foreign exchange forward contracts	(5)	2	Selling, general and administrative	0	2
Foreign exchange forward contracts	(10)	10	Research and development	3	13
Currency options	—	1	Cost of sales	(1)	—
Currency options	—	1	Research and development	—	—
Currency collars	(20)	6	Cost of sales	(2)	3
Currency collars	(4)	1	Selling, general and administrative	(1)	1
Currency collars	(7)	3	Research and development	(3)	1

Total	(76)	38		(2)	33

No significant ineffective portion of the cash flow hedge relationships was recorded in earnings for the years ended December 31, 2014 and December 31, 2013. No amount was excluded from effectiveness measurement on foreign exchange forward contracts, currency options and collars.

The effect on the consolidated statements of income for the year ended December 31, 2014 and December 31, 2013 of derivative instruments not designated as a hedge is presented in the table below:

	Location of gain recognized in earnings	Gain recognized in earnings
		December 31, 2014	December 31, 2013
Foreign exchange forward contracts	Other income and expenses, net	10	10
Total		10	10

The Company did not enter into any derivative containing significant credit-risk-related contingent features.

The Company entered into currency collars as combinations of two options, which are reported, for accounting purposes, on a net basis. The fair value of these collars represented as at December 31, 2014 liabilities totaling $28 million (a gross immaterial amount of recognized assets offset with a liability of $28 million). In addition, the Company entered into other derivative instruments, primarily forward contracts, which are governed by standard International Swaps and Derivatives Association (“ISDA”) agreements, which are not offset in the statement of financial position, and representing total assets of $1 million and liabilities of $45 million as at December 31, 2014.

Credit risk

The Company selects banks and/or financial institutions that operate with the group based on the criteria of long-term rating from at least two major Rating Agencies and keeping a maximum outstanding amount per instrument with each bank not to exceed 20% of the total. This percentage is reviewed and is always kept at a maximum of 15% for major counterparty banks with high capitalization. Due to the concentration of part of its operations in Europe, primarily in France and in Italy, the Company assessed in 2013, 2012 and 2011 the level of direct and indirect exposures in the Euro zone. The analysis focused on cash and cash equivalents, loans and receivables, deferred tax assets and other financial assets held in European countries experiencing economic, fiscal or political strains that increase the likelihood of default. To identify the countries at risk, the Company considered recent economic developments, such as credit downgrades, widening credit spreads and public deficit reduction plans and the impact such developments could have on the Company’s financial position, results of operations, liquidity, and capital resources. The assessment also aimed at identifying indirect exposures to the current economic environment in the Euro zone, such as concentrations of cash and financial instruments with financial institutions highly exposed to the sovereign debt crisis. The Company concluded that the situation in the Euro zone was in evolution but that no factors indicated a high level of credit risk exposure due to a sovereign default in the short term.

The Company monitors the creditworthiness of its customers to which it grants credit terms in the normal course of business. If certain customers are independently rated, these ratings are used. Otherwise, if there is no independent rating, risk control assesses the credit quality of the customer, taking into account its financial position, past experience and other factors. Individual risk limits are set based on internal and external ratings in accordance with limits set by management. The utilization of credit limits is regularly monitored. Sales to customers are primarily settled in cash. At December 31, 2013 and 2012, no customer represented more than 10% of trade accounts receivable, net. Any remaining concentrations of credit risk with respect to trade receivables are limited due to the large number of customers and their dispersion across many geographic areas.

Liquidity risk

Prudent liquidity risk management includes maintaining sufficient cash and cash equivalents, short-term deposits and marketable securities, the availability of funding from committed credit facilities and the ability to close out market positions. The Company’s objective is to maintain a significant cash position and a low debt-to-equity ratio, which ensure adequate financial flexibility. Liquidity management policy is to finance the Company’s investments with net cash provided from operating activities.

Management monitors rolling forecasts of the Company’s liquidity reserve on the basis of expected cash flows.

23.2	Capital risk management

The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as a going concern in order to create value for shareholders and benefits and returns for other stakeholders, as to maintain an optimal capital structure. In order to maintain or adjust the capital structure, the Company may review the amount of dividends paid to shareholders, return capital to shareholders, or issue new shares.

Consistent with others in the industry, the Company monitors capital on the basis of the net debt-to-equity ratio. This ratio is calculated as the net financial position of the Company, defined as the difference between total cash position (cash and cash equivalents, marketable securities — current and non-current-, short-term deposits and current restricted cash, if any) net of total financial debt (bank overdrafts, if any, short-term borrowings and current portion of long-term debt as well as long-term debt), divided by total parent company stockholders’equity.

23.3	Fair value measurement

The fair value of financial instruments traded in active markets is based on quoted market prices at the balance sheet date. The quoted market price used for financial assets held by the Company is the bid price. If the market for a financial asset is not active and if no observable market price is obtainable, the Company measures fair value by using significant assumptions and estimates. When measuring fair value, the Company makes maximum use of market inputs and minimizes the use of unobservable inputs.

The table below details financial assets (liabilities) measured at fair value on a recurring basis as at December 31, 2014:

		Fair Value Measurements using
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	December 31, 2014
Marketable securities – U.S. Treasury Bonds	334	334	—	—
Equity securities classified as available-for-sale	11	11	—	—
Equity securities classified as held-for-trading	8	8	—	—
Derivative instruments designated as cash flow hedge	(71)	—	(71)	—
Derivative instruments not designated as a hedge	(1)	—	(1)	—

Total	281	353	(72)	—

The table below details financial assets (liabilities) measured at fair value on a recurring basis as at December 31, 2013:

		Fair Value Measurements using
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	December 31, 2013
Euro-denominated Senior debt Floating Rate Notes issued by financial institutions	27	27	—	—
U.S.-denominated Senior debt Floating Rate Notes issued by financial institutions	30	30	—	—
Equity securities classified as available-for-sale	11	11	—	—
Equity securities classified as held-for-trading	8	8	—	—
Derivative instruments designated as cash flow hedge	38	—	38	—
Derivative instruments not designated as a hedge	1	—	1	—

Total	115	76	39	—

No asset was measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as at December 31, 2014 and December 31, 2013.

The liability component of the convertible bonds issued on July 3, 2014 was measured at initial recognition at fair value based on a discount rate adjustment technique (income approach), which corresponds to a Level 3 fair value hierarchy measurement. The fair value of the liability component at initial recognition totaled $878 million and was estimated by calculating the present value of cash flows using a discount rate of 2.40% and 3.22% (including 1% p.a. nominal interest), respectively, on each tranche, as the market rates for similar instruments with no conversion rights. The liability component of the convertible bonds was subsequently reported at amortized cost. The liability component will be accreted to par value over the expected life of the instrument, five years and seven years respectively for each tranche.

The assets held for sale are reported at the lower of net book value and fair value less costs to sell. For fair value measurements using significant unobservable inputs (Level 3), fair value is estimated based on the estimated price that a market participant would pay on a sale transaction for these assets.

The measurement of goodwill and intangible assets upon impairment testing is classified as a Level 3 fair value assessment due to the significance of unobservable inputs developed using entity-specific information. The impairment on intangible assets recorded in 2014 totalled $24 million. The Company evaluated in the third quarter of 2014 the recoverability of the long-lived assets assigned to the DCG reporting unit, including acquired technologies. To determine fair value and measure the impairment loss, the Company used an income approach, which was based on cash flow projections expected to result from the use or potential sale of these assets. The discount rate used was based on the weighted-average cost of capital adjusted for the relevant risk associated with the assets.

Following identified changes in circumstances in 2014 evidencing that there may have been a significant adverse effect on the fair value of certain cost-method investments, $3 million of the aggregate carrying amount of these investments was evaluated for impairment in 2014, which generated an other-than-temporary impairment charge of $3 million, reported on the line “Gain (loss) on financial instruments, net” on the consolidated statement of income for the year ended December 31, 2014.

For assets (liabilities) measured at fair value on a non-recurring basis using significant unobservable inputs (Level 3), the reconciliation between January 1, 2014 and December 31, 2014 is presented as follows:

Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2014	16
Sale of Veredus asset group	(16)
Veredus cost-method investment	3
Other-then-temporary impairment on Veredus cost-method investment	(3)

December 31, 2014	—

Amount of total losses for the period included in earnings attributable to assets still held at the reporting date	(3)

For assets (liabilities) measured at fair value on a non-recurring basis using significant unobservable inputs (Level 3), the reconciliation between January 1, 2013 and December 31, 2013 is presented as follows:

Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2013	—
Assets held for sale Sale of assets	11 (5)
Deconsolidation of assets	(6)
Veredus asset group	16

December 31, 2013	16

Amount of total losses for the period included in earnings attributable to assets still held at the reporting date	(5)

The following table includes additional fair value information on financial assets and liabilities as at December 31, 2014 and 2013:

		2014		2013
	Level	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Cash equivalents(1)	1	1,271	1,271	1,623	1,623
Long-term debt				1,153	1,153
- Bank loans (including current portion)	2	917	917	1,153	1,153
- Senior unsecured convertible bonds(2)	1	888	967	—	—

(1)	Cash equivalents primarily correspond to deposits at call with banks.
(2)

The carrying amount of the senior unsecured convertible bonds as reported above corresponds to the liability component only, since, at initial recognition, an amount of $121 million was recorded directly in shareholders’ equity as the value of the equity instrument embedded in the issued convertible bonds.

No securities were in an unrealized loss position as at December 31, 2014 and December 31, 2013.

The methodologies used to estimate fair value are as follows:

Debt securities classified as available-for-sale

The fair value of these debt securities is estimated based upon quoted market prices for identical instruments.

Foreign exchange forward contracts, currency options and collars

The fair value of these instruments is estimated based upon quoted market prices for similar instruments.

Marketable securities classified as available-for-sale

The fair values of these instruments are estimated based upon market prices for identical instruments.

Equity securities classified as available-for-sale

The fair values of these instruments are estimated based upon market prices for identical instruments.

Trading equity securities

The fair value of these instruments is estimated based upon quoted market prices for the same instruments.

Equity securities carried at cost

The non-recurring fair value measurement is based on the valuation of the underlying investments on a new round of third party financing or upon liquidation.

Long-term debt and current portion of long-term debt

The fair value of bank loans is determined by estimating future cash flows on a borrowing-by-borrowing basis and discounting these future cash flows using the Company’s incremental borrowing rates for similar types of borrowing arrangements.

The senior unsecured convertible bonds have been trading on the open market segment of the Frankfurt Stock Exchange since issuance on July 3, 2014. The fair value of these instruments is the observable price of the bonds on that market.

Cash and cash equivalents, accounts receivable, short-term borrowings, and accounts payable

The carrying amounts reflected in the consolidated financial statements are reasonable estimates of fair value due to the relatively short period of time between the origination of the instruments and their expected realization.